Cash Balances and Statement of Cash Flows Reconciliation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the consolidated statements of cash flows:

(in thousands)	June 30, 2023	December 31, 2022
Cash and cash equivalents	$4,453	$17,208
Long-term restricted cash	200	200
Total cash, cash equivalent, and restricted cash shown on the consolidated statements of cash flows	$4,653	$17,408

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$17,208	$24,545
Short-term restricted cash	-	47
Long-term restricted cash	200	150
Total cash and cash equivalent, and restricted cash shown on the statements of cash flows	$17,408	$24,742